3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrants	$ (6,274)	$ (7,962)	$ (1,420)
Warrants Distributor Debt
Warrants	(114)	(114)	(114)
Warrants Short-Term Loans
Warrants	(15)	(11)
Warrants Senior Secured Debt
Warrants	(6,145)	(7,837)	(1,306)
Level 1
Warrants	0	0	0
Level 1 | Warrants Distributor Debt
Warrants	0	0	0
Level 1 | Warrants Short-Term Loans
Warrants	0	0
Level 1 | Warrants Senior Secured Debt
Warrants	0	0	0
Level 2
Warrants	0	0	0
Level 2 | Warrants Distributor Debt
Warrants	0	0	0
Level 2 | Warrants Short-Term Loans
Warrants	0	0
Level 2 | Warrants Senior Secured Debt
Warrants	0	0	0
Level 3
Warrants	(6,274)	(7,962)	(1,420)
Level 3 | Warrants Distributor Debt
Warrants	(114)	(114)	(114)
Level 3 | Warrants Short-Term Loans
Warrants	(15)	(11)
Level 3 | Warrants Senior Secured Debt
Warrants	$ (6,145)	$ (7,837)	$ (1,306)